Fresh Start Accounting - Dealer Networks and Other Intangible Assets (Details) $ in Thousands	Sep. 01, 2019 USD ($)
Reorganizations [Abstract]
Dealer network	$ 140,000
Leasehold interest	4,700
Total Dealer network and other intangible assets	$ 144,700